Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2022
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Remuneration System for the Management Board and Employees of the Group	Remuneration System for the Management Board and Employees of the GroupEquity-Settled Share-Based Payment TransactionsStock Option Plans
2017 Stock Option Plan
On April 1, 2017, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting period/performance has ended on March 31, 2021. The performance criteria were set at 110%. Each stock option thus grants 1.1 subscription rights to shares in the Company. The number of subscription rights vested per year were calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 55.52. The exercise period is three years after the end of the 4-year vesting period/performance period, which is March 31, 2024.
Based on the performance criteria achieved, 72,650 stock options can be exercised; this corresponds to 79,935 shares. Of these, the Management Board can exercise 8,197 stock options (9,017 shares), the members of the Executive Committee can exercise 4,018 stock options (4,421 shares) and other current and former employees of the Company can exercise 60,435 stock options (66,497 shares). As of December 31, 2022, 0 stock options have been exercised, representing 0 shares.
In 2022, personnel expenses from stock options under the Group’s 2017 SOP amounted to € 0 based on the fair value on the grant date (2021: € 2,757; 2020: € 62,780).
2018 Stock Option Plan
On April 1, 2018, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected Company employees (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting period ended March 31, 2022. The program’s performance criteria were set at 60%. Each stock option grants up to 0.6 subscription rights to shares in the Company. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is € 81.04. The exercise period is three years after the end of the 4-year vesting period/performance period, which is March 31, 2025.
Based on the performance criteria achieved, 63,127 stock options can be exercised; this corresponds to 37,901 shares. Of these, a member of the Management Board can exercise 6,476 stock options (3,886 shares), members of the Executive Committee can exercise 3,854 stock options (2,314 shares) and other current and former employees of the Company can exercise 52,797 stock options (31,701 shares). As of December 31, 2022, 0 stock options have been exercised, representing 0 shares.
In 2022, personnel expenses from stock options under the Group’s 2018 SOP amounted to € (14,267) based on the fair value on the grant date (2021: € 52,795; 2020: € 251,855).
2019 Stock Option Plan
On April 1, 2019, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 87.86.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III, issuing treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2026.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
On 10/1/2019, MorphoSys established a further stock option plan (SOP plan) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2019 program, and the exercise price was € 106.16. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2023.
In 2022, personnel expenses from stock options under the Group’s 2019 SOP amounted to € 218,126.43 based on the fair value on the grant date (2021: € 625,806; 2020: € 1,570,241).
2020 Stock Option Plan
On April 1, 2020, MorphoSys AG established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 21, 2020, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 93.66.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2027.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2022, personnel expenses from stock options under the Group’s 2020 SOP amounted to € 481,879 based on the fair value on the grant date (2021: € 1,033,944; 2020: € 1,990,326).
2021 Stock Option Plan
On October 1, 2021, MorphoSys AG established a stock option plan (SOP) for selected employees of Constellation (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was October 29, 2021, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is € 44.91.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2020-I, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2020-I not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2028.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2022, personnel expenses from stock options under the Group’s 2021 SOP amounted to € 796,616 based on the fair value on the grant date (2021: € 711,223).
Development of Stock Option Plans and Fair Value
The table below shows the development of the stock option plans in the financial year 2022.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Outstanding on January 1, 2022	68,305	63,146	69,671	57,078	100,350	293,593
Granted	0	0	0	0	0	0
Exercised	0	0	0	0	0	0
Forfeited	0	(19)	(1,030)	0	(5,075)	(168,458)
Expired	0	0	0	0	0	0
Outstanding on December 31, 2022	68,305	63,127	68,641	57,078	95,275	125,135
Exercisable on December 31, 2022	68,305	63,127	0	0	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66	44.91
The fair value of the stock options from the 2018, 2019, 2020 and 2021 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and fair value of each program are listed in the table below.

	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan	October 2021 Stock Option Plan
Share Price on Grant Date in €	81.05	85.00	98.10	94.90	40.75
Exercise Price in €	81.04	87.86	106.16	93.66	44.91
Expected Volatility of the MorphoSys share in %	35.95	37.76	38.02	39.86	40.51
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61	18.17	25.32	24.95
Expected Volatility of the TecDAX Index in %	17.73	26.46	24.82	20.48	22.17
Performance Term of Program in Years	4.0	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83	between (0.70) and (0.22)
Fair Value on Grant Date in €	30.43	31.81	35.04	38.20	16.67
Long-Term Incentive Programs
2017 Long-Term Incentive Plan
On April 1, 2017, MorphoSys AG established Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2021. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 130%. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 45,891 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending October 13, 2021. A member of Management Board received 4,143 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 5.3 “Related Parties”), and members of the Executive Committee received 2,030 performance shares. A total of 39,718 performance shares were granted to other current and former employees of the Company.
In 2022, personnel expenses resulting from performance shares under the Group’s 2017 LTI Plan amounted to € 0 based on the fair value on the grant date (2021: € 3,530; 2020: € 80,383).
2018 Long-Term Incentive Plan
On April 1, 2018, MorphoSys AG established Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on October 19, 2022. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 55%. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 16,008 performance shares of MorphoSys AG were transferred to the beneficiaries after the 4-year vesting period in the period ending October 19, 2022. A member of the Management Board received 1,070 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 5.3 “Related Parties”), and members of the Executive Committee received 636 performance shares. A total of 14,302 performance shares were granted to other current and former employees of the Company.
In 2022, personnel expenses resulting from performance shares under the Group’s 2018 LTI Plan amounted to € (7,295) based on the fair value on the grant date (2021: € 54,967; 2020: € 257,494).
2019 Long-Term Incentive Plan
MorphoSys AG
On April 1, 2019, MorphoSys AG established Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2019, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period. At the end of the four-year vesting period, there is a six-month exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries can choose the allocation date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to performance shares on a pro rata basis. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
In 2022, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to € 25,278 based on the fair value on the grant date (2021: € 190,767; 2020: € 682,162).
MorphoSys US Inc.
On April 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). This program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The plan has a term of four years and comprises four one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US Inc. during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. After the end of each one-year performance period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the average market price of one share of the Company in the XETRA closing auction on the Frankfurt Stock Exchange during the 30 trading days preceding the grant of the performance shares.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of termination by a beneficiary for good cause, all performance shares will be forfeited without entitlement to compensation.
After the end of the third one-year performance period, a target achievement of 89% was determined. Taking this target achievement into account, 1,166 performance shares of MorphoSys AG were transferred to the beneficiaries in the period from April 20, 2022 to October 19, 2022.
In 2022, personnel expenses of the Group from performance shares under the MorphoSys US Inc. 2019 LTI Plan amounted to € (33,281) based on the fair value on December 31, 2022. (2021: € (503,206); 2020: € 38,888).
Development of Long-Term Incentive Plans and Fair Value
The table below shows the development of the LTI plans in the financial year 2022.

	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program	MorphoSys US Inc. - 2019 Long-Term Incentive Program
Outstanding on January 1, 2022	18,577	19,987	2,708
Granted	0	0	0
Adjustment due to Performance Criteria	(2,569)	0	0
Exercised	(16,008)	0	(1,166)
Forfeited	0	(1,166)	(1,542)
Expired	0	0	0
Outstanding on December 31, 2022	0	18,821	0
Exercisable on December 31, 2022	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a
The fair value of the performance shares from the Long-Term Incentive Plan from 2019 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and the fair value of each program are listed in the table below.

April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	85.00
Exercise Price in €	n/a
Expected Volatility of the MorphoSys share in %	37.76
Expected Volatility of the Nasdaq Biotech Index in %	18.61
Expected Volatility of the TecDAX Index in %	26.46
Performance Term of Program in Years	4.0
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between 0.02 and 0.13
Fair Value on Grant Date in €	106.85
Restricted Stock Unit Plan (RSUP)
2020 Restricted Stock Unit Plan (RSUP)
On April 1, 2020, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
The program was originally considered to be equity-settled share-based payment and was accounted for accordingly. As of December 31, 2022, it was decided to settle this program in cash. As of December 31, 2022, based on a target achievement of 82%, a cash settlement of € 0.2 million is expected at the end of the three-year performance period. The provision for this program amounts to € 0.2 million as of December 31, 2022.
On October 1, 2020, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2020 program.
The fair value of the restricted shares granted on October 1, 2020, in accordance with the grant dates or measurement dates for each of the three performance periods were € 94.14 per share as of November 30, 2020, € 44.63 per share on August 6, 2021 and € 18.46 per share as of 15. June 2022.
In 2022, personnel expenses of the Group from the MorphoSys US Inc. 2020 RSU Plan amounted to € (1,074,075) based on the fair values (2021: € (462,243); 2020: € 1,916,267).
2021 Restricted Stock Unit Plan (RSUP)
On April 1, 2021, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
The fair value of the restricted shares granted on April 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were € 44.63 per share on August 6, 2021, € 18.46 per share on June 15, 2022 and € 18.46 per share as of June 15, 2022.
On October 1, 2021, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2021 program, except that the performance criteria can be met up to a maximum of 175% per year.
The fair value of the restricted shares granted on October 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were € 18.46 per share as of June 15, 2022 and € 13.21 per share as of December 31, 2022.
In 2022, personnel expenses of the Group from the MorphoSys US Inc. 2021 RSU Plan amounted to € (219,040) based on the fair values (2021: € 1,260,750).
2022 Restricted Stock Unit Plan (RSUP)
On June 1, 2022, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for certain employees of MorphoSys US Inc. and the Constellation Pharmaceuticals, Inc. (beneficiaries). According to IFRS 2, this program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan (Restricted Stock Unit Plan – RSUP) and is paid out in shares of MorphoSys AG created from authorized capital when predefined key performance criteria are achieved. The plan has a term of three years and comprises three performance periods with a term of one year each. If the predefined performance criteria for the respective period are 100% met, 33% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US entities during the annual performance period. The performance criteria can be met annually up to a maximum of 175%. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year. After the end of the total three-year performance period, the final number of shares vested is calculated, and the shares created through authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a certain amount of the LTI Plan in cash equal to the amount of the performance shares at the end of the performance period.
If a beneficiary ceases to hold office or is no longer employed at MorphoSys US Inc. before the end of a performance period, the beneficiary is generally entitled to all restricted stock units that have vested for previously completed one-year performance periods. All other restricted stock units will be forfeited without compensation.
The fair value of the restricted stock units granted on June 1, 2022 according to the reporting date for the three performance periods amounted to € 18.46 per share on June 15, 2022 and € 13.21 per share on December 31, 2022.
As of June 1, 2022, U.S. beneficiaries had been granted 408,956 restricted shares. For the 2022 LTI Plan, the calculation of personnel expenses from share-based compensation was based on the assumption that beneficiaries would leave the Company during the three-year period, for which 40% of the shares granted are designated.
On October 1, 2022, MorphoSys established a Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the June 1, 2022 program. 39,738 restricted shares were granted. For the calculation of the personnel expenses from share-based compensation, it was assumed for the 2022 LTI Plan that 20% of beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on October 1, 2022, in accordance with the grant dates or measurement dates for each of the three performance periods were €22.22 per share as of October 18, 2022 and €13.21 per share as of December 31, 2022.
In 2022, personnel expenses of the Group from the MorphoSys US Inc. 2022 RSU Plan amounted to € 444,718 based on the fair values.
Development of RSUP
The table below shows the development of the performance shares under the MorphoSys RSU Plans in the financial year 2022.

	MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan	MorphoSys US – June 2022 Restricted Stock Unit Plan	MorphoSys US - October 2022 Restricted Stock Unit Plan
Outstanding on January 1, 2022	6,337	20,506	5,832	42,996	34,335	0	0
Granted	0	0	0	0	0	408,956	39,738
Exercised	0	0	0	0	0	0	0
Forfeited	(1,685)	(8,909)	(2,600)	(24,096)	(6,659)	(77,873)	(1,399)
Expired	0	0	0	0	0	0	0
Outstanding on December 31, 2022	4,652	11,597	3,232	18,900	27,676	331,083	38,339
Exercisable on December 31, 2022	0	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Cash-Settled Share-Based Payment Transactions
2019 Restricted Stock Unit Plan (RSUP)
On October 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program was originally considered an equity-settled share-based payment transaction and was accounted for accordingly. As of September 30, 2022, it was decided to settle this program in cash.
The holding period/performance period expired on September 30, 2022. The performance criteria were based on the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The fulfillment of these performance criteria was set at 81%. Taking these conditions into account, a payout amount of € 66,989 resulted. This obligation was fulfilled in 2022.
In 2022, personnel expenses of the Group from the MorphoSys US Inc. 2019 RSU Plan amounted to € (419,712) based on the fair values (2021: € (383,159); 2020: € 600,445).
2020 Performance Share Unit Program
On April 1, 2020, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 21, 2020; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units vested per year is calculated on the basis of the performance criteria of the absolute and relative development of the MorphoSys share price compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than 12 months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
On June 1, 2020, MorphoSys established a performance share unit program (PSU program) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2020 program.
In March 2021, the terms of the Performance Share Unit Programs (PSU Programs) of April 1, 2020 and June 1, 2020 for the Management Board and certain employees of the Company (beneficiaries) were amended so that the number of Performance Share Units still to be vested for the remaining three years is calculated on the basis of the performance criteria of the absolute performance of the MorphoSys share price and the relative performance of the MorphoSys share price compared to the performance of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index. Previously, the number of performance share units earned in the first year was calculated on the basis of the performance criteria of the absolute and relative performance of the MorphoSys share price compared to the performance of the Nasdaq Biotech Index and the TecDAX Index. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in the first year, and 75% become vested during the remaining three-year vesting period. The modification of the program’s terms concerns the respective remaining vesting periods/performance periods of the programs for the subsequent three years as of April 1, 2021 and June 1, 2021. The approval of the Management Board and certain employees of the Company (beneficiaries) to the modified program terms was obtained by April 17, 2021. The modification of the programs had no material impact on the fair values of the performance shares or on the period over which the personnel expenses are allocated.
In 2022, personnel expenses under the Group’s 2020 performance share unit program amounted to € (81,677) (2021: € (1,083,058); 2020: € 1,166,194).
2021 Performance Share Unit Program
On April 1, 2021, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 19, 2021; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the absolute share price development of the MorphoSys share, the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index and an assessment of the employee engagement. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than 12 months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
On October 1, 2021, MorphoSys established a performance share unit program (PSU program) for certain employees of the Company who are not members of the Executive Committee. The terms and conditions were identical to those of the April 1, 2021 program. The grant date was October 20, 2021.
In 2022, personnel expenses under the Group’s 2021 performance share unit program amounted to € (444,524) (2021: € 701,136).
2022 Performance Share Unit Program
On June 1, 2022, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was June 15, 2022. The vesting period/performance period is four years. If the predefined performance criteria for the four-year period are 100% met, 100% of the performance share units become vested in the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the absolute share price development of the MorphoSys share, the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, the achievement of Development Milestones and an assessment of the employee engagement. The performance criteria can be met up to a maximum of 200%. If the defined performance criteria are met by less than 0%, no performance share units will be earned for the four-year assessment period. The right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a three-month period during which the earned performance shares are transferred from the Company to the beneficiaries by means of a cash settlement.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s ordinary shares equal to the amount of the performance share units earned. The currently available treasury stocks are likely not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan as a cash-settled share-based payment in accordance with IFRS 2.
In the event of a departure from the Company, beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of the termination of a beneficiary’s employment for reasons of conduct, or a revocation of the appointment of a member of the Management Board for reasons constituting good cause as defined by Section 626 (2) of the German Civil Code (BGB), all performance share units are forfeited without entitlement to compensation.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
As of June 1, 2022, a total of 696,622 performance share units were granted to beneficiaries, of which 242,104 performance share units to the Management Board, 84,208 performance share units to other members of the Executive Committee and 370,310 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. For the calculation of the personnel expenses from share-based compensation, it was assumed for the PSU program 2022 that 25 % of beneficiaries would leave the Company during the four-year period.
On October 1, 2022, MorphoSys established a performance share unit program (PSU program) for certain employees of the Company and for members of the Executive Committee. The terms and conditions were identical to those of the June 1, 2022 program. A total of 40,414 performance share units were granted to beneficiaries, of which 16,666 performance share units to members of the Executive Committee and 23,748 performance share units to certain employees of the Company who are not members of the Management Board or Executive Committee. The grant date was October 18, 2022.
In 2022, personnel expenses under the Group’s 2022 performance share unit program amounted to € 2,946,000.
Long-Term Cash Incentive Plan (CLTI Plan)
On April 30, 2020, MorphoSys US Inc. established a long-term cash incentive plan (CLTI plan) for certain employees of MorphoSys US Inc. (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The CLTI plan is paid out in cash provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The amount of compensation vested per year is calculated based on the key performance criteria of the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 50% of the defined performance criteria are met in any one year, no award will be granted for that year. At the end of the total three-year performance period, the cash compensation earned is paid by MorphoSys US Inc.
If a beneficiary terminates his employment with MorphoSys US Inc. prior to the end of a one-year performance period, the beneficiary shall lose his entitlement to a cash settlement during the relevant one-year performance period and future performance periods. Entitlements from previously completed one-year performance periods are retained.
As of December 31, 2022, and based on 100% target achievement, cash settlement under the CLTI plan at the end of the three-year performance period is expected to be € 0.5 million.
In 2022, personnel expenses of the Group from the MorphoSys US Inc. 2020 CLTI plan amounted to € 42,585 (2021: € 117,395). The provision for this program amounts to € 0.5 million as of December 31, 2022 (December 31, 2021: € 0.4 million).
Development of Cash-Settled Programs and Fair Value
The table below shows the development of the performance share unit programs in the financial year 2022.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program
Outstanding on January 1, 2022	25,779	8,361	111,586	11,209	0	0
Granted	0	0	0	0	696,622	40,414
Exercised	0	0	0	0	0	0
Forfeited	(1,326)	0	(12,037)	(6,836)	(86,753)	0
Expired	0	0	0	0	0	0
Outstanding on December 31, 2022	24,453	8,361	99,549	4,373	609,869	40,414
Exercisable on December 31, 2022	0	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a	n/a
The fair values of the performance share units of the 2020, 2021 and 2022 PSU programs are determined using a Monte Carlo simulation. The expected volatility is based on the development of the share price volatility of the last four years. The calculation of fair values equally considered the performance criteria of the absolute performance of MorphoSys shares, the relative performance compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, and an evaluation of employee engagement. The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program	June 2022 Performance Share Unit Program	October 2022 Performance Share Unit Program
Share Price in € on December 31, 2022	13.21	13.21	13.21	13.21	13.21	13.21
Exercise Price in €	n/a	n/a	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	56.15	54.56	48.29	47.50	47.55	46.63
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	16.91	16.78	15.90	17.52	20.95	20.83
Remaining Performance Term of Program in Years	1.25	1.42	2.25	2.75	3.92	3.92
Dividend Yield in %	n/a	n/a	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	2.12	2.12	2.08	2.02	1.98	1.97
Fair Value on December 31, 2022, in €	0.03	0.09	2.78	4.07	10.85	10.23
Related PartiesRelated parties are legal entities or individuals that can influence MorphoSys AG and its subsidiaries or are subject to control, joint control or significant influence by MorphoSys AG or its subsidiaries. These include, in particular, associates accounted for using the equity method. In addition to the members of the Management Board and the Supervisory Board, related parties who hold a key position in MorphoSys AG as the parent company of the Group also include all persons at the management level below. Key management personnel from the Group's perspective comprises those persons who direct and control the significant part of the Group's activities. Therefore, in addition to the Management Board and the Supervisory Board, the other members of the Executive Committee are considered to be key management personnel from the perspective of MorphoSys AG.
Balances and transactions between the Company and its fully consolidated subsidiaries, which constitute related parties, have been eliminated in the course of consolidation and are not commented on in this Note. Details of transactions between the Group and other related parties are disclosed below.
Related Entity
In 2022, revenues of € 40.8 million and cost reimbursements of € 26.5 million were recognized with the associated company under the underlying license agreements. As of December 31, 2022, trade receivables from associated companies amounted to € 21.0 million. For the terms and conditions related to these transactions, refer to Note 4.12.
Related Person
The Group engages in business relationships with members of the Management Board, the Supervisory Board and the other members of the Executive Committee as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board performance shares. The tables below show the shares held and equity-settled stock options and performance shares from LTI plans that are part of share-based plans by the members of the Management Board and Supervisory Board, as well as the changes in their ownership during the 2022 financial year.
Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.
The Group engages in business relationships with members of the Management Board and Supervisory Board as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board performance shares. The tables below show the shares held and equity-settled stock options and performance shares from LTI plans that are part of share-based plans by the members of the Management Board and Supervisory Board (or by parties closely associated to them), as well as the changes in their ownership during the 2022 financial year.

Shares
	1/1/2022	Additions	Sales	12/31/2022
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee	2,250	0	0	2,250
Malte Peters, M.D.[1]	7,456	0	0	—
Total	9,706	0	0	2,250
Supervisory Board
Marc Cluzel, M.D., Ph.D.	1,000	3,500	0	4,500
Michael Brosnan	5,000	0	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Andrew Cheng, M.D., Ph.D.[2]	—	0	0	0
Wendy Johnson[3]	563	0	0	—
Krisja Vermeylen	1,000	1,000	0	2,000
Total	7,563	4,500	0	11,500

Stock Options
	1/1/2022	Additions	Forfeitures	Exercises	12/31/2022
Management Board
Jean-Paul Kress, M.D.	81,989	0	0	0	81,989
Sung Lee	0	0	0	0	0
Malte Peters, M.D.[1]	33,110	0	0	0	—
Total	115,099	0	0	0	81,989

Performance Shares from LTI plans
	1/1/2022	Additions	Adjustment due to Performance Criteria4	Forfeitures	Allocations5	12/31/2022
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Sung Lee	0	0	0	0	0	0
Malte Peters, M.D.[1]	3,105	0	(1,347)	0	0	—
Total	3,105	0	(1,347)	0	0	0

[1] Malte Peters, M.D., resigned as a member of the Management Board with effect from the end of September 30, 2022. Changes after his departure from the Management Board are not presented.
[2] Andrew Cheng, M.D., Ph.D. has joined the Supervisory Board of MorphoSys AG on May 18, 2022.
[3] Wendy Johnson resigned as a member of the Supervisory Board with effect from the end of May 18, 2022. Changes in the number of shares after her departure from the Supervisory Board are not presented.
[4] Adjustment due to established performance criteria. For performance criteria that have not yet been met, a target achievement of 100% is assumed.
[5] Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.
MorphoSys does not award any stock options or performance shares to the Supervisory Board.
The remuneration system for the Management Board meets the requirements of the German Corporate Governance Code and is intended to further a sustainable and long-term development of the Company. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. Variable remuneration components with long-term incentive consist of long-term incentive plans (LTI Plan), stock option and performance share plans as well as performance share unit programs from previous years. In addition to fixed base remuneration, Management Board members receive standard fringe benefits, which mainly include the professional and private use of company cars, contributions to or reimbursement of costs for health, social and accident insurance, reimbursement of costs for legal advice related to service agreements, and dual residences. All total compensation packages are reviewed annually by the Compensation and Nomination Committee for scope and appropriateness and compared with the outcome of an annual Executive Board compensation analysis. The amount of remuneration paid to members of the Management Board is based largely on the duties of the respective Management Board member, the financial situation and the performance and business outlook for the Company versus its competition. All resolutions on adjustments to the overall remuneration packages are passed by the plenum of the Supervisory Board. The Management Board’s total remuneration package and the index-linked pension contracts were thoroughly reviewed and then adjusted by the Supervisory Board in 2021 and 2022.
As part of the company pension plan, the Management Board members participate in a pension plan in the form of a provident fund. The provident fund takes out a reinsurance policy that funds the pension benefits. Management Board members also receive an amount equal to up to 10% of their fixed annual (gross) base remuneration, which is intended to be used by the Management Board members for their individual retirement plans. This amount may also be invested in the provident fund pension plan. Malte Peters, M.D., a member of the Management Board who left during the reporting period, used both the provident fund as well as an individual pension plan for this purpose (this individual component is not shown in the following table). Management Board members who also have a company pension plan as part of their deferred compensation also receive an allowance for this Company pension plan.
If a Management Board member’s service contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter.
In the event of (i) a change of control and (ii) a material reduction of his responsibilities within one year after the change of control, the Chief Executive Officer Jean-Paul Kress, M.D., is entitled to resign from his office as member of the Management Board and simultaneously terminate his service agreement against the payment of the outstanding fixed salary and annual bonus for the remainder of the fixed contract period, however, that such amount shall not exceed twice the annual remuneration.
Further, in the event of a change of control, the member of the Management Board and Chief Financial Officer Sung Lee is entitled to exercise a right to terminate his service contracts and receive any outstanding fixed salary and annual bonus for the remainder of the fixed contract period, however, that such amount shall not exceed twice the annual remuneration.
The Performance Share Unit Program 2022 also provides for the right of the Executive Board members and/or the Company to forfeit all unexercised performance share units in return for a compensation payment in the amount of the respective offer price in the event of a takeover bid or a mandatory offer. In addition, in such a case all granted stock options, performance share units and performance shares will vest with immediate effect and can be exercised after expiry of the statutory waiting periods.
A change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to Section 291 AktG is entered into with MorphoSys as a dependent company, MorphoSys is integrated under Section 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s voting rights.
In 2022, the STI 2021 was paid out. Financial and non-financial performance indicators were set for the STI 2021. The financial performance indicator included the financial performance indicators as presented in the management report. The non-financial ones included commercial, development and BD&L, and research and BD&L targets. These performance indicators resulted in a weighted target achievement of 167.2%. This was multiplied by a target amount per Management Board member set by the Supervisory Board to give the bonus payout amount.
With regard to the annual bonus 2022 payments made to members of the Management Board and voluntarily disclosed below in this remuneration report, the following correction was made to the annual bonus 2021: The annual bonus 2021 was paid to the Management Board members in February 2022 based on preliminary financial figures. On March 10, 2022, a one-time, non-cash impairment charge was announced based on the Company's decision to consolidate all research activities on the most advanced programs following the acquisition of Constellation Pharmaceuticals and to centralize all laboratory activities at the German research site in Planegg. This impacted the achievement of Target 4 of the annual bonus 2021. As already outlined in the Remuneration Report 2021, the impact of this effect will be deducted from the payment of the annual bonus 2022. The reduced expenses were recognized in 2022.
For details on the LTI, refer to Note 5.1 and 5.2.
For the fiscal year 2022, the members of the Management Board were granted a total compensation (in accordance with HGB) of € 9,159,782 (2021: € 9,718,350), consisting of performance-unrelated remuneration of € 2,738,488 (2021: € 3,759,850), performance-related remuneration of € 1,821,294 (2021: € 2,680,000) as well as long-term incentive compensation of € 4,600,000 (2021: € 3,278,500) in the form of share-based compensation. The latter represents the fair value upon grant date. In 2022, termination benefits to members of the Management Board were recognized in the amount of € 320,248 (2021: € 806,297).
Dr. Malte Peters was released from his duties as a member of the Management Board effective September 30, 2022, until the end of December 31, 2022, with continued payment of his compensation. Furthermore, all stock options, performance shares and performance share units granted to him (with the exception of the performance share units granted to him under the Performance Share Unit Program 2022, which were only granted to him on a pro-rata basis until his departure) vested in full.
On December 20, 2022 the company announced that Sung Lee will resign from his position as CFO and as a member of the Management Board with effect from the end of March 17, 2023. The performance share units allocated to him will be granted in full, subject to the fulfillment of all other plan conditions.
As of June 1, 2022, the Management Board was granted 242,104 Performance Share Units. The fair value as of December 31, 2022, amounts to €10.85.
For the individualized Management Board compensation, refer to the separately available remuneration report.
In the years 2022 and 2021, there were no other long-term benefits in accordance with IAS 24.17 (c) accruing to the Management Board or Supervisory Board. No benefits upon termination of service in accordance with IAS 24.17 (d) were accrued for the Supervisory Board in the years 2022 and 2021.
Compensation (in accordance with HGB) to former members of the Management Board amounted to € 1.4 million in 2022 (2021: € 4.6 million).
The compensation of the members of the Executive Committee consists of fixed compensation components (annual base compensation, customary fringe benefits and pension contributions), an annual bonus (STI) and a performance-based multi-year compensation (LTI), the Performance Share Unit Program ("PSUP") for members in Germany and the Restricted Stock Unit Program ("RSUP") for the member in the USA.
The total compensation for key management personnel (Management Board and members of the Executive Committee) in 2022 and 2021 were as follows.

in €	2022	2021
Total Short-Term Employee Benefits	7,847,207	7,336,167
Total Post-Employment Benefits	405,922	443,372
Total Termination Benefits	320,248	806,297
Total Share-Based Payment	6,877,000	4,278,500
Total Compensation	15,450,377	12,864,336
As of December 31, 2022, there were accrued personnel expenses of € 3.1 million for payments to key management personnel for performance-related remuneration and non-current provisions of € 2.0 million for long-term incentive compensation (December 31, 2020: € 3.3 million and € 0.5 million, respectively).
The total remuneration for the Supervisory Board, excluding reimbursed travel costs, in 2022 and 2021 was as follows.

	Fixed Compensation		Attendance Fees		Total Compensation
in €	2022	2021	2022	2021	2022	2021
Marc Cluzel, M.D., Ph.D.	104,210	104,210	45,200	60,800	149,410	165,010
Michael Brosnan	57,284	57,284	34,000	31,800	91,284	89,084
Sharon Curran	45,284	45,284	27,200	29,400	72,484	74,684
George Golumbeski, Ph.D.	70,926	70,926	29,200	31,200	100,126	102,126
Andrew Cheng, M.D., Ph.D.[1]	28,240	—	12,400	—	40,640	—
Wendy Johnson[2]	19,302	51,284	20,400	44,800	39,702	96,084
Krisja Vermeylen	57,284	57,284	32,000	41,600	89,284	98,884
Total	382,530	386,272	200,400	239,600	582,930	625,872
[1] Andrew Cheng, M.D., Ph.D. has joined the Supervisory Board of MorphoSys AG on May 18, 2022.
[2] Wendy Johnson resigned as a member of the Supervisory Board with effect from the end of May 18, 2022.
[3] The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
No other agreements currently exist with present or former members of the Supervisory Board.
As of December 31, 2022, the members of the Executive Committee (excluding the Management Board) held 20,455 stock options, 19,842 restricted shares and 1,252 performance shares granted by the Company.
In 2022, a new performance share program as well as a new restricted stock unit plan were issued to the members of the Executive Committee (excluding the Management Board) (see Note 5.2).
On April 1, 2022, a total of 3,854 stock options from the 2018 SOP-Plan were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive 2,314 shares within a three-year period. By December 31, 2022, no options had been exercised for a total of 0 shares.
On April 1, 2022, a total of 636 shares from the 2018 LTI Plan were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive the shares within an six-month period. By December 31, 2022, no option had been exercised.